Unearned Revenue/Accrued Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Unearned Revenue
Cash received in advance of service provided – Current liability	$ 7,040	$ 4,687
Deferred revenue resulting from varying charter rates – Current liability	3,974	1,536
Deferred revenue resulting from varying charter rates – Non-Current liability	7,989	3,536
Total Unearned Revenue	19,003	9,759
Accrued Revenue
Resulting from varying charter rates – Current asset	665	557
Resulting from varying charter rates – Non-Current asset	282	75
Total Accrued Revenue	$ 947	$ 632